B4 Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

Other operating income and expenses
	2021	2020	2019

Other operating income
Gains on sales of intangible assets and PP&E	13	64	115
Gains on investments and sale of operations 1)	1,199	347	1,119
Other operating income	314	750	1,116
Total other operating income	1,526	1,161	2,350

Other operating expenses
Losses on sales of intangible assets and PP&E	(3)	—	—
Losses on investments and sale of operations 1)	(238)	(488)	(422)
Impairment of goodwill 2)	(112)	—	—
Other operating expenses 3)	(811)	(11)	(11,638)
Total other operating expenses	(1,164)	(499)	(12,060)
1)	Includes revaluation gains of Ericsson Ventures investments of SEK 1.0 billion in 202 1 . Information about divestments is presented in note E2 “Business combinations.”
2)	For more information about the impairment of goodwill, see note C1 “Intangible assets.”
3)
Includes cost of SEK -0.8 billion in 2021 as a result of the Nokia settlement related to the 2019 resolutions with SEC and DOJ, and cost of SEK
-10.7 billion
in 2019 related to the resolution of the US SEC and DOJ
resolution.